UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2006
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  78
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Form 13F Information Table Value Total:                $210,811
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3936    52895 SH       SOLE                    52895
Abbott Labs                    COM              002824100     3933    81000 SH       SOLE                    81000
Adobe Systems                  COM              00724f101      562    15000 SH       SOLE                    15000
Advance Auto Parts             COM              00751Y106     4414   134000 SH       SOLE                   134000
Affiliated Computer            COM              008190100     5885   113475 SH       SOLE                   113475
Ambac Financial                COM              023139108      910    11000 SH       SOLE                    11000
American Intl. Group           COM              026874107     6536    98641 SH       SOLE                    98641
Amgen Inc                      COM              031162100      687     9600 SH       SOLE                     9600
BJS Wholesale Club             COM              05548j106     1401    48000 SH       SOLE                    48000
BP p.l.c                       COM              055622104     4239    64645 SH       SOLE                    64645
Bank of America Corp           COM              060505104     1827    34100 SH       SOLE                    34100
Bear Stearns Co.               COM              073902108      350     2500 SH       SOLE                     2500
Bed Bath & Beyond              COM              075896100     5603   146440 SH       SOLE                   146440
Biomet, Inc.                   COM              090613100     6273   194880 SH       SOLE                   194880
Brunswick Corp                 COM              117043109      811    26000 SH       SOLE                    26000
C.H. Robinson Worldwide        COM              12541w209      794    17800 SH       SOLE                    17800
CIT Group Inc                  COM              125581108     6268   128900 SH       SOLE                   128900
ChevronTexaco Corp             COM              166764100     5014    77308 SH       SOLE                    77308
Cintas Corporation             COM              172908105      204     5000 SH       SOLE                     5000
Cisco Systems Inc              COM              17275r102      375    16314 SH       SOLE                    16314
Citigroup                      COM              172967101     3865    77804 SH       SOLE                    77804
Computer Sciences              COM              205363104      779    15850 SH       SOLE                    15850
Consolidated Edison            COM              209115104      231     5000 SH       SOLE                     5000
Dover Corp.                    COM              260003108     4657    98170 SH       SOLE                    98170
ENSCO Intl                     COM              26874Q100     4543   103650 SH       SOLE                   103650
Everest RE Group               COM              g3223r108      336     3450 SH       SOLE                     3450
Expeditors Inc                 COM              302130109      441     9900 SH       SOLE                     9900
FedEx                          COM              31428x106      782     7200 SH       SOLE                     7200
First Data Corp                COM              319963104      609    14500 SH       SOLE                    14500
Fisher Scientific              COM              338032204     1565    20000 SH       SOLE                    20000
Gannett                        COM              364730101     1509    26550 SH       SOLE                    26550
Gap                            COM              364760108     1516    80000 SH       SOLE                    80000
General Electric               COM              369604103     1072    30380 SH       SOLE                    30380
Harrah's Entertainment         COM              413619107      910    13700 SH       SOLE                    13700
Hilb, Rogal & Hobbs            COM              431294107     3983    93390 SH       SOLE                    93390
Home Depot                     COM              437076102     1881    51850 SH       SOLE                    51850
Ingersoll-Rand                 COM              g4776g101     2035    53590 SH       SOLE                    53590
Int'l Business Mach.           COM              459200101     5021    61280 SH       SOLE                    61280
Intel Corp.                    COM              458140100      324    15775 SH       SOLE                    15775
J.P. Morgan Chase              COM              46625H100     6033   128467 SH       SOLE                   128467
Johnson & Johnson              COM              478160104     4963    76424 SH       SOLE                    76424
L-3 Communications             COM              502424104     5448    69550 SH       SOLE                    69550
Lexmark International          COM              529771107      288     5000 SH       SOLE                     5000
Lowe's Companies               COM              548661107     8334   297020 SH       SOLE                   297020
MBIA, Inc.                     COM              55262C100     9457   153925 SH       SOLE                   153925
MGIC Investment Corp           COM              552848103     1331    22200 SH       SOLE                    22200
Men's Wearhouse                COM              587118100      595    16000 SH       SOLE                    16000
Merrill Lynch Inc.             COM              590188108     7288    93175 SH       SOLE                    93175
Microsoft                      COM              594918104     4723   172680 SH       SOLE                   172680
Newmont Mining                 COM              651639106      684    16000 SH       SOLE                    16000
Nokia Corp                     COM              654902204      229    11650 SH       SOLE                    11650
PMI Group                      COM              69344M101     6243   142500 SH       SOLE                   142500
Pepsico Inc.                   COM              713448108     2968    45481 SH       SOLE                    45481
Radian Group                   COM              750236101      300     5000 SH       SOLE                     5000
Royal Dutch Shell              COM              780257804      293     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     5025   178250 SH       SOLE                   178250
Sensient Tech.                 COM              81725t100     2128   108755 SH       SOLE                   108755
Southwest Airlines             COM              844741108     1678   100750 SH       SOLE                   100750
Stryker Corp                   COM              863667101      511    10300 SH       SOLE                    10300
Supervalu                      COM              868536103      296    10000 SH       SOLE                    10000
Symantec                       COM              871503108     2535   119140 SH       SOLE                   119140
TJX Companies Inc              COM              872540109      280    10000 SH       SOLE                    10000
Take Two Interactive           COM              874054109      576    40400 SH       SOLE                    40400
Tidewater Inc                  COM              886423102     7446   168500 SH       SOLE                   168500
Time Warner                    COM              887317105      820    45000 SH       SOLE                    45000
Transatlantic Holdings         COM              893521104     5920    98000 SH       SOLE                    98000
Tyco Intl Ltd                  COM              902124106     4056   144900 SH       SOLE                   144900
United Health Group            COM              91324P102     4872    99025 SH       SOLE                    99025
United Parcel Service          COM              911312106      806    11200 SH       SOLE                    11200
Wal-Mart Stores                COM              931142103     5566   112850 SH       SOLE                   112850
Walt Disney Co.                COM              254687106      700    22635 SH       SOLE                    22635
Wells Fargo                    COM              949746101      554    15304 SH       SOLE                    15304
Werner Industries              COM              950755108     1132    60500 SH       SOLE                    60500
Zimmer Holdings                COM              98956P102     5910    87550 SH       SOLE                    87550
Franklin Inc Fund B            COM              353496755       28 11013.216SH       SOLE                11013.216
Colonial Properties            COM              195872106      695    14530 SH       SOLE                    14530
First Industrial Realty        COM              32054K103      455    10350 SH       SOLE                    10350
Lexington Realty Tr            COM              529043101     3559   168050 SH       SOLE                   168050